Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment
16	Property, plant and equipment

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost:

At 1 January 2020	3,336,375	41,455,159	1,871,684	46,663,218

Additions	707	228,153	65,380	294,240
Transferred from construction in progress (note 18)	24,199	1,440,695	85,419	1,550,313
Acquisition of subsidiary	124,849	146,172	4,694	275,715
Reclassification	52,599	(55,206)	2,607	—
Disposals	(32,690)	(472,643)	(71,564)	(576,897)
Transferred to investment properties (note 17)	(24,829)	—	—	(24,829)

At 31 December 2020 and 1 January 2021	3,481,210	42,742,330	1,958,220	48,181,760

Additions	—	161,118	15,646	176,764
Transferred from construction in progress (note 18)	130,947	1,476,065	92,962	1,699,974
Reclassification	267,662	(275,880)	8,218	—
Disposals	(4,717)	(737,634)	(62,782)	(805,133)
Transferred from investment properties (note 17)	1,164	—	—	1,164
Transferred to construction in progress (note 18)	(2,091)	(1,260)	(15,404)	(18,755)
Transferred to investment properties (note 17)	(83)	(7)	—	(90)

At 31 December 2021	3,874,092	43,364,732	1,996,860	49,235,684

Accumulated depreciation:

At 1 January 2020	(2,310,970)	(30,793,083)	(1,432,530)	(34,536,583)

Charge for the year	(91,070)	(1,367,861)	(94,108)	(1,553,039)
Reclassification	(29,721)	29,635	86	—
Written back on disposals	25,670	430,397	68,698	524,765
Transferred to investment properties (note 17)	9,527	—	—	9,527

At 31 December 2020 and 1 January 2021	(2,396,564)	(31,700,912)	(1,457,854)	(35,555,330)

Charge for the year	(88,234)	(1,419,669)	(113,556)	(1,621,459)
Reclassification	(214,041)	216,706	(2,665)	—
Written back on disposals	3,652	626,865	55,709	686,226
Transferred from investment properties (note 17)	(1,088)	—	—	(1,088)
Transfer to construction in progress (note 18)	46	735	5,642	6,423
Transferred to investment properties (note 17)	80	7	—	87

At 31 December 2021	(2,696,149)	(32,276,268)	(1,512,724)	(36,485,141)

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Impairment losses:

At 1 January 2020	(50,785)	(766,932)	(8,121)	(825,838)

Charge for the year	(3,007)	(84,035)	(528)	(87,570)

At 31 December 2020 and 1 January 2021	(53,792)	(850,967)	(8,649)	(913,408)

Charge for the year	(793)	(586,147)	(682)	(587,622)
Written back on disposals	—	60,018	501	60,519
Reclassification	(26,133)	26,270	(137)	—

At 31 December 2021	(80,718)	(1,350,826)	(8,967)	(1,440,511)

Net book value:

At 31 December 2020	1,030,854	10,190,451	491,717	11,713,022

At 31 December 2021	1,097,225	9,737,638	475,169	11,310,032

(i)
The Group recognized impairment loss on property, plant and equipment in relation to certain production facilities of RMB 259,850 thousand for the year ended 31 December 2021. Due to deteriorating market conditions, the increasing production cost is not expected to be covered by the estimated selling price of the products, the Group identified an impairment indicator for property, plant and equipment in relation to certain production facilities, including 4# aromatic joint unit and 3# aromatic joint unit under intermediate petrochemicals segment, and performed an impairment assessment of these assets based on their estimated recoverable amounts, as a result the carrying amount of these assets were written down to their recoverable amount of RMB 519,877 thousand.

The recoverable amounts of above production facilities are estimated using the present value of future cash flows based on the financial budgets approved by management covering a five-year period. Forecasted cash flows are developed using several key assumptions, including the product sales growth rates, related costs growth rates (“forecasted growth rates”) and discount rate. The forecasted growth rates are based on past business performance and market participants’ expectations for market development, which are consistent with the forecasts included in industry reports. The discount rate used is a pre-tax
ratio of 10% and reflects specific risks relating to the Group.

(ii)
During the year ended 31 December 2021, a number of production facilities were idle or backward production technology. The Group does not expect to have future economic benefits recoverable from the use of those production facilities. There is no alternative use of those production facilities which is specifically designed. The recoverable amounts of property, plant and equipment related to those production facilities are estimated to be their residual value. As a result, impairment loss of RMB327,772 thousand was made against the carrying amounts of those assets.

As a result of these assessments, an impairment loss of RMB 587,622 thousand on property, plant and equipment was recognized in “cost of sales” for the year ended 31 December 2021.
For the year ended 31 December 2020, impairment loss of RMB 87,570 thousands has been recognized in Cost of sales for the excess of carrying amount over its recoverable amount.
For the year ended 31 December 2019, the written off of impairment loss of the Group amounted to RMB 51,484 thousands due to the disposal of property, plant and equipment.